UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment             [  ]; Amendment Number:
This amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Zinc Capital Management, LLC
Address:  711 Fifth Avenue, 5th floor
          New York, NY 10022

13 File Number: 028-11036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ray Jahaly
Title:    Chief Operating Officer
Phone:    (212) 813-2820

Signature, Place and Date of Signing:


/s/ Ray Jahaly                   New York, New York            May 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total:    $24,618
                                          (thousands)

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                                OF                      VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS        CUSIP     x($1000)   PRN AMT   PRN  CALL  DISCRETN   MNAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                    COM        00339B107      140      20000    SH           SOLE               20000     0        0
ACTIVISION INC NEW             COM NEW    004930202      222      15000    SH           SOLE               15000     0        0
AGERE SYS INC                  CL A       00845V100      286     200000    SH           SOLE              200000     0        0
AGILENT TECHNOLOGIES INC       COM        00846U101      222      10000    SH           SOLE               10000     0        0
AMERICAN ITALIAN PASTA CO      CL A       027070101      548      20000    SH           SOLE               20000     0        0
AMERICAN TOWER CORP            CL A       029912201      273      15000    SH           SOLE               15000     0        0
APPLE COMPUTER INC             COM        037833100      938      22500    SH           SOLE               22500     0        0
APPLIED MATLS INC              COM        038222105      325      20000    SH           SOLE               20000     0        0
ATI TECHNOLOGIES INC           COM        001941103      432      25000    SH           SOLE               25000     0        0
BROADCOM CORP                  CL A       111320107      598      20000    SH           SOLE               20000     0        0
CARRIER ACCESS CORP            COM        144460102      149      25000    SH           SOLE               25000     0        0
CEPHALON INC                   COM        156708109      468      10000    SH           SOLE               10000     0        0
CISCO SYS INC                  COM        17275R102      447      25000    SH           SOLE               25000     0        0
CONEXANT SYSTEMS INC           COM        207142100      369     245983    SH           SOLE              245983     0        0
CORCEPT THERAPEUTICS INC       COM        218352102      1348    296852    SH           SOLE              296852     0        0
CROWN CASTLE INTL CORP         COM        228227104      402      25000    SH           SOLE               25000     0        0
DOW CHEM CO                    COM        260543103      499      10000    SH           SOLE               10000     0        0
DU PONT E I DE NEMOURS & CO    COM        263534109      384       7500    SH           SOLE                7500     0        0
E M C CORP MASS                COM        268648102      185      15000    SH           SOLE               15000     0        0
EMERSON ELEC CO                COM        291011104      649      10000    SH           SOLE               10000     0        0
GENESIS MICROCHIP INC DEL      COM        37184C103      145      10000    SH           SOLE               10000     0        0
GENWORTH FINL INC              COM CL A   37247D106      206       7500    SH           SOLE                7500     0        0
HUNTSMAN CORP                  COM        447011107      350      15000    SH           SOLE               15000     0        0
INTEL CORP                     COM        458140100      581      25000    SH           SOLE               25000     0        0
KERYX BIOPHARMACEUTICALS INC   COM        492515101      227      17000    SH           SOLE               17000     0        0
KLA-TENCOR CORP                COM        482480100      460      10000    SH           SOLE               10000     0        0
KOSAN BIOSCIENCES INC          COM        50064W107      205      50000    SH           SOLE               50000     0        0
LINEAR TECHNOLOGY CORP         COM        535678106      575      15000    SH           SOLE               15000     0        0
LIONS GATE ENTMNT CORP         COM NEW    535919203      442      40000    SH           SOLE               40000     0        0
MACROMEDIA INC                 COM        556100105      503      15000    SH           SOLE               15000     0        0
MAXIM INTEGRATED PRODS INC     COM        57772K101      409      10000    SH           SOLE               10000     0        0
MEDIMMUNE INC                  COM        584699102      357      15000    SH           SOLE               15000     0        0
MICROSOFT CORP                 COM        594918104      483      20000    SH           SOLE               20000     0        0
MOLEX INC                      COM        608554101      264      10000    SH           SOLE               10000     0        0
NETGEAR INC                    COM        64111Q104      604      40000    SH           SOLE               40000     0        0
OSCIENT PHARMACEUTICALS CORP   COM        68812R105      357     152746    SH           SOLE              152746     0        0
PORTALPLAYER INC               COM        736187204      685      30000    SH           SOLE               30000     0        0
PRIVATE MEDIA GROUP INC        COM        74266R104      122      29000    SH           SOLE               29000     0        0
PROSOFT LEARNING CORP          COM        74347E106      39       45799    SH           SOLE               45799     0        0
SABA SOFTWARE INC              COM        784932600      76       15000    SH           SOLE               15000     0        0
SANMINA SCI CORP               COM        800907107      522     100000    SH           SOLE              100000     0        0
SCHLUMBERGER LTD               COM        806857108      352       5000    SH           SOLE                5000     0        0
SEPRACOR INC                   COM        817315104      287       5000    SH           SOLE                5000     0        0
SIGMATEL INC                   COM        82661W107      374      10000    SH           SOLE               10000     0        0
SIRNA THERAPEUTICS INC         COM        829669100      721     244516    SH           SOLE              244516     0        0
SOMERA COMMUNICATION           COM        834458101      40       25000    SH           SOLE               25000     0        0
SUN HEALTHCARE GROUP INC       COM        866933401      66       10000    SH           SOLE               10000     0        0
SUN MICROSYSTEMS INC           COM        866810104      707     175000    SH           SOLE              175000     0        0
TEGAL CORP                     COM        879008100      168     117500    SH           SOLE              117500     0        0
TIBCO SOFTWARE INC             COM        88632Q103      149      20000    SH           SOLE               20000     0        0
TIME WARNER INC                COM        887317105      527      30000    SH           SOLE               30000     0        0
TIME WARNER TELECOM INC        CL A       887319101      119      30000    SH           SOLE               30000     0        0
TRANSOCEAN INC                 ORD        G90078109      515      10000    SH           SOLE               10000     0        0
TRANSWITCH CORP                COM        894065101      134      98000    SH           SOLE               98000     0        0
UNIVISION COMMUNICATIONS INC   CL A       914906102      415      15000    SH           SOLE               15000     0        0
VALOR COMMUNICATIONS GPOUP 1   COM        920255106      289      20000    SH           SOLE               20000     0        0
VARIAN SEMICONDUCTOR EQUIPMN   COM        922207105      570      15000    SH           SOLE               15000     0        0
VISHAY INTERTECHNOLOGY INC     COM        928298108      249      20000    SH           SOLE               20000     0        0
WATERS CORP                    COM        941848103      358      10000    SH           SOLE               10000     0        0
WET SEAL INC                   CL A       961840105      209      60000    SH           SOLE               60000     0        0
WORKSTREAM INC                 COM        981402100      1873    420955    SH           SOLE              420955     0        0